Other liabilities and provisions	3 Months Ended
Mar. 31, 2019
Other liabilities and provisions
Other liabilities and provisions

6. Other liabilities and provisions

	3/31/2019	12/31/2018
	(€ in thousands)
Liabilities from VAT	97	24
Employee bonus	382	413
Accruals for vacation and overtime	398	210
Accruals for licenses	40	69
Liabilities from payroll	314	298
Accruals for commissions	37	47
Accruals for compensation of Supervisory board	225	180
Accrual for warranty	184	240
Others	322	387
Total	1,999	1,868